BANK LOANS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Bank Loans 1	6.00%
Bank Loans 2	6.90%
Bank Loans 3	1.54%
Bank Loans 4	8.24%
Bank Loans 5	7.01%
Bank Loans 6	7.37%
Bank Loans 7	5.41%
Bank Loans 8	$ 17,620,000
Bank Loans 9	10.87
Bank Loans 10	$ 15,390,000